UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York , NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: April 30, 2010
Date of reporting period: October 31, 2010

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT OCTOBER 31, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Equity Index Funds

Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)	Direxion Monthly NASDAQ-100® Bear 2X Fund (DXQSX)
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)

International Funds

Direxion Monthly Latin America Bull 2X Fund (DXZLX)

Currency Funds

Direxion Monthly Dollar Bull 2X Fund (DXDBX)	Direxion Monthly Dollar Bear 2X Fund (DXDDX)

Help Preserve the Environment – Go Green!

Go paperless with Direxion e-Delivery – a service allowing shareholders to reduce clutter with full online access to regulatory documents. Begin the preservation process with e-delivery.

With Direxion e-Delivery you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semi-annual reports online.

It’s easy to enroll:

1.	Visit www.direxionfunds.com/edelivery

2.	Follow the simple enrollment instructions

If you have questions about Direxion e-Delivery services, contact one of our shareholder representatives at 800-851-0511.

Letter to Shareholders

Dear Shareholder,

This Semi Annual Report for the Direxion Funds covers the period from May 1, 2010 to October 31, 2010 (the “Semi Annual Period”). During the Semi Annual Period, the DJ Industrial Average Index returned 2.38%, the S&P 500 Index returned 0.74%, the Barclays Capital Aggregate Bond Index returned 5.33% and the NASDAQ-100 Index returned 6.56%. In general, the performance of the equity markets was strong during the Semi Annual Period and volatility declined from previous high levels. Performance suffered early in the Semi Annual Period as concerns about Greece and other eurozone countries undermined confidence in the economic recovery. Fears abated and equity markets performed well through September and October.

Direxion maintains models which indicate the expected performance of each leveraged index fund in light of the path of the relevant benchmark, the fund’s expense ratio, financing costs, and the impact of leveraging the fund’s portfolio. The models do not take into account any transaction fees associated with creating a fund’s portfolio, but do take into account a fund’s expense ratio and financing implications. A brief comparison of the actual returns versus expected returns for each of the funds in this Semi Annual Report is below.

The Direxion Monthly NASDAQ-100 Bull 2X Fund and the Direxion Monthly NASDAQ-100 Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the NASDAQ-100 Index. The Direxion Monthly NASDAQ-100 Bull 2X Fund returned 8.39%, 16 basis points higher than its expected return of 8.23%. The Direxion Monthly NASDAQ-100 Bear 2X Fund returned -22.56%, 5 basis points higher than its expected return of -22.61%. The NASDAQ-100 Index itself returned 6.56%.

The Direxion Monthly S&P 500 Bull 2X Fund and the Direxion Monthly S&P 500 Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the S&P 500 Index. The Direxion Monthly S&P 500 Bull 2X Fund returned -2.46%, 11 basis points lower than its expected return of -2.35%. The Direxion Monthly S&P 500 Bear 2X Fund returned -9.79%, 11 basis points lower than its expected return of -9.68%. The S&P 500 Index itself returned 0.74%.

The Direxion Monthly Latin America Bull 2X Fund seeks to provide 200% of the calendar month return of the S&P Latin America 40 Index. The Direxion Monthly Latin America Bull 2X Fund returned 15.22%, 116 basis points lower than its expected return of 16.38%. The S&P Latin America 40 Index itself returned 11.66%.

The Direxion Monthly Dollar Bull 2X Fund and the Direxion Monthly Dollar Bear 2X Fund seek to provide 200% and -200% of the monthly return of the US Dollar Index. The Direxion Monthly Dollar Bull 2X Fund returned -14.24%, 9 basis points lower than its expected return of -14.15%. The Direxion Monthly Dollar Bear 2X Fund returned 9.69%, 20 basis points lower than its expected return of 9.89%. The US Dollar Index itself returned -5.62%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Patrick Rudnick
Chief Investment Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratios of the Direxion Monthly NASDAQ-100 Bull 2X Fund, Direxion Monthly NASDAQ-100 Bear 2X Fund, Direxion Monthly S&P 500 Bull 2X Fund, Direxion Monthly S&P 500 Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Dollar Bull 2X Fund, and Direxion Monthly Dollar Bear 2X Fund is 1.96%, 1.97%, 2.00%, 1.97%, 1.93%, 1.97%, and 1.99%, respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: December 29, 2010

* The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratios would be 1.90% for each Fund, respectively.

Expense Example
October 31, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period May 1, 2010 — October 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of underlying funds may vary. These expenses are not included in the examples presented on preceding page. The preceding examples include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4  DIREXION SEMI-ANNUAL REPORT

Expense Example Tables
October 31, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	May 1, 2010	October 31, 2010	Period[2]

Direxion Monthly NASDAQ-100 Bull 2X Fund
Based on actual fund return	1.90%	$1,000.00	$1,083.90	$9.98
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly NASDAQ-100 Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	774.40	8.50
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly S&P 500 Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	975.40	9.46
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly S&P 500 Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	902.10	9.11
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly Latin America Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,152.20	10.31
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly Dollar Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	857.60	8.90
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly Dollar Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	1,096.90	10.04
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65

[1]	Annualized ratio of net expenses incurred in the most recent fiscal half-year.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
October 31, 2010 (Unaudited)

	Cash*	Futures	Swaps	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	99%	—	1%	100%
Direxion Monthly NASDAQ-100 Bear 2X Fund	114%	—	(14%)	100%
Direxion Monthly S&P 500 Bull 2X Fund	99%	—	1%	100%
Direxion Monthly S&P 500 Bear 2X Fund	106%	—	(6%)	100%
Direxion Monthly Latin America Bull 2X Fund	102%	—	(2%)	100%
Direxion Monthly Dollar Bull 2X Fund	105%	(5%)	—	100%
Direxion Monthly Dollar Bear 2X Fund	93%	7%	—	100%

*	Cash, cash equivalents and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT  5

Direxion Monthly NASDAQ-100 Bull 2X Fund
Schedule of Investments
October 31, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 98.9%
MONEY MARKET FUNDS - 98.9%
2,958,389	Fidelity Institutional Government Portfolio, 0.06%(a)	$2,958,389
2,958,389	Fidelity Institutional Money Market Portfolio, 0.18%(a)	2,958,389
2,958,389	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	2,958,389
6,568,390	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	6,568,390
2,958,389	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	2,958,389

	TOTAL SHORT TERM INVESTMENTS (Cost $18,401,946)	$18,401,946

	TOTAL INVESTMENTS (Cost $18,401,946) - 98.9%	$18,401,946
	Other Assets in Excess of Liabilities - 1.1%	202,466

	TOTAL NET ASSETS - 100.0%	$18,604,412

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	$3,610,000 of this security is held as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bull 2X Fund
Long Equity Swap Contracts
October 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	NASDAQ-100 Index	17,530	$37,065,829	4/27/2012	$177,332

The accompanying notes are an integral part of these financial statements.
6  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100 Bear 2X Fund
Schedule of Investments
October 31, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 125.6%
MONEY MARKET FUNDS - 125.6%
552,691	Fidelity Institutional Government Portfolio, 0.06%(a)	$552,691
552,691	Fidelity Institutional Money Market Portfolio, 0.18%(a)	552,691
552,691	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	552,691
2,042,690	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	2,042,690
552,690	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	552,690

	TOTAL SHORT TERM INVESTMENTS (Cost $4,253,453)	$4,253,453

	TOTAL INVESTMENTS (Cost $4,253,453) - 125.6%	$4,253,453
	Liabilities in Excess of Other Assets - (25.6)%	(866,550)

	TOTAL NET ASSETS - 100.0%	$3,386,903

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	$1,490,000 of this security is held as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bear 2X Fund
Short Equity Swap Contracts
October 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NASDAQ-100 Index	3,185	$6,296,518	2/29/2012	$(472,831)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  7

Direxion Monthly S&P 500 Bull 2X Fund
Schedule of Investments
October 31, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 100.7%
MONEY MARKET FUNDS - 100.7%
2,482,946	Fidelity Institutional Government Portfolio, 0.06%(a)	$2,482,946
2,482,946	Fidelity Institutional Money Market Portfolio, 0.18%(a)	2,482,946
2,482,946	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	2,482,946
5,392,946	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	5,392,946
2,482,947	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	2,482,947

	TOTAL SHORT TERM INVESTMENTS (Cost $15,324,731)	$15,324,731

	TOTAL INVESTMENTS (Cost $15,324,731) - 100.7%	$15,324,731
	Liabilities in Excess of Other Assets - (0.7)%	(108,793)

	TOTAL NET ASSETS - 100.0%	$15,215,938

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	$2,910,000 of this security is held as collateral for swap contracts.

Direxion Monthly S&P 500 Bull 2X Fund
Long Equity Swap Contracts
October 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	S&P 500 Index	25,700	$30,279,257	4/16/2012	$137,431

The accompanying notes are an integral part of these financial statements.
8  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500 Bear 2X Fund
Schedule of Investments
October 31, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 107.8%
MONEY MARKET FUNDS - 107.8%
2,662,566	Fidelity Institutional Government Portfolio, 0.06%(a)	$2,662,566
2,662,567	Fidelity Institutional Money Market Portfolio, 0.18%(a)	2,662,567
2,662,567	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	2,662,567
7,652,566	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	7,652,566
2,662,567	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	2,662,567

	TOTAL SHORT TERM INVESTMENTS (Cost $18,302,833)	$18,302,833

	TOTAL INVESTMENTS (Cost $18,302,833) - 107.8%	$18,302,833
	Liabilities in Excess of Other Assets - (7.8)%	(1,331,190)

	TOTAL NET ASSETS - 100.0%	$16,971,643

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	$4,990,000 of this security is held as collateral for swap contracts.

Direxion Monthly S&P 500 Bear 2X Fund
Short Equity Swap Contracts
October 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	S&P 500 Index	28,700	$32,900,621	2/27/2012	$(1,100,436)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  9

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
October 31, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 98.6%
MONEY MARKET FUNDS - 98.6%
9,665,354	Fidelity Institutional Government Portfolio, 0.06%(a)	$9,665,354
9,665,354	Fidelity Institutional Money Market Portfolio, 0.18%(a)	9,665,354
9,665,354	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	9,665,354
57,155,008	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	57,155,008
9,665,353	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	9,665,353

	TOTAL SHORT TERM INVESTMENTS (Cost $95,816,423)	$95,816,423

	TOTAL INVESTMENTS (Cost $95,816,423) - 98.6%	$95,816,423
	Other Assets in Excess of Liabilities - 1.4%	1,346,161

	TOTAL NET ASSETS - 100.0%	$97,162,584

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.
(b)	$47,489,654 of this security is held as collateral for swap contracts.

Direxion Monthly Latin America Bull 2X Fund
Long Equity Swap Contracts
October 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	3,478,120	$182,776,152	11/14/2011	$(1,541,372)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	28,000	1,443,969	11/22/2011	15,429
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	101,500	5,275,115	11/25/2011	15,778
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	9,300	482,115	11/28/2011	2,694
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	112,200	5,850,156	11/29/2011	(1,170)

		3,729,120	$195,827,507		$(1,508,641)

The accompanying notes are an integral part of these financial statements.
10  DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Dollar Bull 2X Fund
Schedule of Investments
October 31, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 92.8%
MONEY MARKET FUNDS - 92.8%
333,827	Fidelity Institutional Government Portfolio, 0.06%(a)	$333,827
333,827	Fidelity Institutional Money Market Portfolio, 0.18%(a)	333,827
333,827	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	333,827
333,827	Goldman Sachs Financial Square Government Fund, 0.08%(a)	333,827
333,827	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	333,827

	TOTAL SHORT TERM INVESTMENTS (Cost $1,669,135)	$1,669,135

	TOTAL INVESTMENTS (Cost $1,669,135) - 92.8%	$1,669,135
	Other Assets in Excess of Liabilities - 7.2%	129,956

	TOTAL NET ASSETS - 100.0%	$1,799,091

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.

Direxion Monthly Dollar Bull 2X Fund
Futures Contracts
October 31, 2010 (Unaudited)

		Unrealized
Contracts		Depreciation

47	U.S. Dollar Index Futures
	Expiring December 2010 (Underlying Notional Amount at Market Value $3,635,920)	$(87,244)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  11

Direxion Monthly Dollar Bear 2X Fund
Schedule of Investments
October 31, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 99.8%
MONEY MARKET FUNDS - 99.8%
871,901	Fidelity Institutional Government Portfolio, 0.06%(a)	$871,901
871,901	Fidelity Institutional Money Market Portfolio, 0.18%(a)	871,901
871,901	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	871,901
871,901	Goldman Sachs Financial Square Government Fund, 0.08%(a)	871,901
871,902	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	871,902

	TOTAL SHORT TERM INVESTMENTS (Cost $4,359,506)	$4,359,506

	TOTAL INVESTMENTS (Cost $4,359,506) - 99.8%	$4,359,506
	Other Assets in Excess of Liabilities - 0.2%	9,266

	TOTAL NET ASSETS - 100.0%	$4,368,772

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.

Direxion Monthly Dollar Bear 2X Fund
Short Futures Contracts
October 31, 2010 (Unaudited)

		Unrealized
Contracts		Appreciation

113	U.S. Dollar Index Futures
	Expiring December 2010 (Underlying Notional Amount at Market Value $8,741,680)	$321,560

The accompanying notes are an integral part of these financial statements.
12  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2010 (Unaudited)

	Direxion Monthly	Direxion Monthly
	NASDAQ-100 Bull	NASDAQ-100 Bear
	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$18,401,946	$4,253,453
Receivable for Fund shares sold	193,311	53,673
Unrealized appreciation on swaps	177,332	—
Dividends and interest receivable	441	141

Total Assets	18,773,030	4,307,267

Liabilities:
Payable for Fund shares redeemed	39,210	199,349
Deposit from broker for swaps	100,000	—
Unrealized depreciation on swaps	—	472,831
Due to broker for swaps	—	242,360
Accrued advisory expense	11,608	2,299
Accrued operating services fees	10,060	1,993
Accrued distribution expense	3,870	766
Accrued shareholder servicing fees	3,870	766

Total Liabilities	168,618	920,364

Net Assets	$18,604,412	$3,386,903

Net Assets Consist Of:
Capital stock	$35,733,887	$19,369,699
Accumulated net investment loss	(155,084)	(370,258)
Accumulated net realized loss	(17,151,723)	(15,139,707)
Net unrealized appreciation (depreciation)
Swaps	177,332	(472,831)

Total Net Assets	$18,604,412	$3,386,903

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$18,604,412	$3,386,903
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	252,986	250,546
Net asset value, redemption price and offering price per share	$73.54	$13.52

Cost of Investments	$18,401,946	$4,253,453

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  13

Statements of Assets and Liabilities
October 31, 2010 (Unaudited)

	Direxion Monthly	Direxion Monthly
	S&P 500 Bull	S&P 500 Bear
	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$15,324,731	$18,302,833
Due from custodian	—	30
Receivable for Fund shares sold	135,241	326,066
Unrealized appreciation on swaps	137,431	—
Dividends and interest receivable	445	597

Total Assets	15,597,848	18,629,526

Liabilities:
Payable for Fund shares redeemed	33,712	310,674
Deposit from broker for swaps	320,000	—
Due to broker for swaps	—	215,567
Unrealized depreciation on swaps	—	1,100,436
Accrued advisory expense	11,131	12,318
Accrued operating services fees	9,647	10,676
Accrued distribution expense	3,710	4,106
Accrued shareholder servicing fees	3,710	4,106

Total Liabilities	381,910	1,657,883

Net Assets	$15,215,938	$16,971,643

Net Assets Consist Of:
Capital stock	$17,661,593	$51,427,286
Accumulated net investment loss	(146,474)	(277,395)
Accumulated net realized loss	(2,436,612)	(33,077,812)
Net unrealized appreciation (depreciation)
Swaps	137,431	(1,100,436)

Total Net Assets	$15,215,938	$16,971,643

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$15,215,938	$16,971,643
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	407,853	477,161
Net asset value, redemption price and offering price per share	$37.31	$35.57

Cost of Investments	$15,324,731	$18,302,833

The accompanying notes are an integral part of these financial statements.
14  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2010 (Unaudited)

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America Bull	Dollar Bull	Dollar Bear
	2X Fund	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$95,816,423	$1,669,135	$4,359,506
Receivable for Fund shares sold	448,063	97,631	12,500
Deposit at broker for swaps	2,630,000	—	—
Deposit at broker for futures	—	150,760	—
Unrealized appreciation on swaps	33,901	—	—
Due from broker for futures	—	—	312,242
Variation margin receivable	—	—	15,128
Dividends and interest receivable	3,358	20	59

Total Assets	98,931,745	1,917,546	4,699,435

Liabilities:
Payable for Fund shares redeemed	76,857	17,713	147,388
Deposit to broker for futures	—	—	174,442
Due to broker for futures	—	90,960	—
Unrealized depreciation on swaps	1,542,542	—	—
Variation margin payable	—	6,685	—
Accrued advisory expense	59,116	1,223	3,487
Accrued operating services fees	51,234	1,060	3,022
Accrued distribution expense	19,706	407	1,162
Accrued shareholder servicing fees	19,706	407	1,162

Total Liabilities	1,769,161	118,455	330,663

Net Assets	$97,162,584	$1,799,091	$4,368,772

Net Assets Consist Of:
Capital stock	$254,353,564	$3,206,354	$8,905,557
Accumulated net investment loss	(718,796)	(37,862)	(44,438)
Accumulated net realized loss	(154,963,543)	(1,282,157)	(4,813,907)
Net unrealized appreciation (depreciation)
Futures	—	(87,244)	321,560
Swaps	(1,508,641)	—	—

Total Net Assets	$97,162,584	$1,799,091	$4,368,772

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$97,162,584	$1,799,091	$4,368,772
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	1,527,688	70,308	196,905
Net asset value, redemption price and offering price per share	$63.60	$25.59	$22.19

Cost of Investments	$95,816,423	$1,669,135	$4,359,506

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  15

Statements of Operations
For The Six Months Ended October 31, 2010 (Unaudited)

	Direxion Monthly	Direxion Monthly
	NASDAQ-100 Bull	NASDAQ-100 Bear
	2X Fund	2X Fund

Investment income:
Interest income	$10,719	$2,995

Total investment income	10,719	2,995

Expenses:
Investment advisory fees	65,449	17,944
Operating services fees	56,722	15,552
Distribution expenses	21,816	5,981
Shareholder servicing fees	21,816	5,981

Total expenses	165,803	45,458

Net investment loss	(155,084)	(42,463)

Realized and unrealized gain (loss) on investments:
Net realized loss on:
Swaps	(1,871,828)	(1,073,753)

	(1,871,828)	(1,073,753)

Change in unrealized appreciation (depreciation) on:
Swaps	1,656,894	(165,876)

Net realized and unrealized gain (loss) on investments	(214,934)	(1,239,629)

Net decrease in net assets resulting from operations	$(370,018)	$(1,282,092)

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
For The Six Months Ended October 31, 2010 (Unaudited)

	Direxion Monthly	Direxion Monthly
	S&P 500 Bull	S&P 500 Bear
	2X Fund	2X Fund

Investment income:
Interest income	$9,608	$18,492

Total investment income	9,608	18,492

Expenses:
Investment advisory fees	61,611	116,797
Operating services fees	53,397	101,224
Distribution expenses	20,537	38,933
Shareholder servicing fees	20,537	38,933

Total expenses before reimbursement	156,082	295,887

Net investment loss	(146,474)	(277,395)

Realized and unrealized gain (loss) on investments:
Net realized loss on:
Swaps	(462,083)	(8,034,411)

	(462,083)	(8,034,411)

Change in unrealized appreciation on:
Swaps	788,328	227,807

	788,328	227,807

Net realized and unrealized gain (loss) on investments	326,245	(7,806,604)

Net increase (decrease) in net assets resulting from operations	$179,771	$(8,083,999)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Statements of Operations
For The Six Months Ended October 31, 2010 (Unaudited)

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America Bull	Dollar Bull	Dollar Bear
	2X Fund	2X Fund	2X Fund

Investment income:
Interest income	$51,770	$2,456	$3,061

Total investment income	51,770	2,456	3,061

Expenses:
Investment advisory fees	304,171	15,915	18,749
Operating services fees	263,615	13,793	16,250
Distribution expenses	101,390	5,305	6,250
Shareholder servicing fees	101,390	5,305	6,250

Total expenses	770,566	40,318	47,499

Net investment loss	(718,796)	(37,862)	(44,438)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Futures	—	38,774	(386,419)
Swaps	4,773,926	—	—

	4,773,926	38,774	(386,419)

Change in unrealized appreciation (depreciation) on:
Futures	—	(111,607)	532,150
Swaps	4,424,690	—	—

	4,424,690	(111,607)	532,150

Net realized and unrealized gain (loss) on investments	9,198,616	(72,833)	145,731

Net increase (decrease) in net assets resulting from operations	$8,479,820	$(110,695)	$101,293

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	NASDAQ-100 Bull 2X Fund		NASDAQ-100 Bear 2X Fund
	Six Months Ended		Six Months Ended
	October 31, 2010	Year Ended	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010	(Unaudited)	April 30, 2010

Operations:
Net investment loss	$(155,084)	$(493,994)	$(42,463)	$(108,683)
Net realized gain (loss) on investments	(1,871,828)	21,661,006	(1,073,753)	(9,573,450)
Change in net unrealized appreciation (depreciation) on investments	1,656,894	(2,511,977)	(165,876)	423,621

Net increase (decrease) in net assets resulting from operations	(370,018)	18,655,035	(1,282,092)	(9,258,512)

Distributions to shareholders
Net investment income	—	—	(327,795)	—
Net realized gains	—	—	—	—
Return of capital	—	—	—	(601,004)

Total distributions	—	—	(327,795)	(601,004)

Capital share transactions
Proceeds from shares sold	34,462,737	141,283,235	24,636,985	144,284,992
Proceeds from shares issued to holders in reinvestment of distributions	—	—	310,384	585,720
Cost of shares redeemed	(43,004,817)	(158,577,261)	(24,357,314)	(137,177,047)

Net increase (decrease) in net assets resulting from capital share transactions	(8,542,080)	(17,294,026)	590,055	7,693,665

Total increase (decrease) in net assets	(8,912,098)	1,361,009	(1,019,832)	(2,165,851)

Net assets:
Beginning of year	27,516,510	26,155,501	4,406,735	6,572,586

End of year	$18,604,412	$27,516,510	$3,386,903	$4,406,735

Accumulated net investment loss, end of year/period	$(155,084)	$—	$(370,258)	$—

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  19

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	S&P 500 Bull 2X Fund		S&P 500 Bear 2X Fund
	Six Months Ended		Six Months Ended
	October 31, 2010	Year Ended	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010	(Unaudited)	April 30, 2010

Operations:
Net investment loss	$(146,474)	$(421,116)	$(277,395)	$(256,907)
Net realized gain (loss) on investments	(462,083)	23,853,521	(8,034,411)	(20,925,747)
Change in net unrealized appreciation (depreciation) on investments	788,328	(1,651,581)	227,807	1,038,362

Net increase (decrease) in net assets resulting from operations	179,771	21,780,824	(8,083,999)	(20,144,292)

Distributions to shareholders
Net investment income	—	—	—	—
Net realized gains	—	—	—	—
Return of capital	—	—	—	—

Total distributions	—	—	—	—

Capital share transactions
Proceeds from shares sold	126,313,554	245,381,991	229,280,675	311,289,097
Proceeds from shares issued to holders in reinvestment of distributions	—	—	—	—
Cost of shares redeemed	(128,133,998)	(292,917,069)	(214,393,000)	(307,861,608)

Net increase (decrease) in net assets resulting from capital share transactions	(1,820,444)	(47,535,078)	14,887,675	3,427,489

Total increase (decrease) in net assets	(1,640,673)	(25,754,254)	6,803,676	(16,716,803)

Net assets:
Beginning of year	16,856,611	42,610,865	10,167,967	26,884,770

End of year	$15,215,938	$16,856,611	$16,971,643	$10,167,967

Accumulated net investment loss, end of year/period	$(146,474)	$—	$(277,395)	$—

The accompanying notes are an integral part of these financial statements.
20  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Latin America Bull 2X Fund		Dollar Bull 2X Fund
	Six Months Ended		Six Months Ended
	October 31, 2010	Year Ended	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010	(Unaudited)	April 30, 2010

Operations:
Net investment loss	$(718,796)	$(1,787,573)	$(37,862)	$(114,596)
Net realized gain (loss) on investments	4,773,926	67,361,704	38,774	(559,422)
Change in net unrealized appreciation (depreciation) on investments	4,424,690	(5,941,722)	(111,607)	51,467

Net increase (decrease) in net assets resulting from operations	8,479,820	59,632,409	(110,695)	(622,551)

Distributions to shareholders
Net investment income	—	—	—	—
Net realized gains	—	—	—	—
Return of capital	—	—	—	—

Total distributions	—	—	—	—

Capital share transactions
Proceeds from shares sold	78,743,336	197,366,178	27,647,197	166,670,375
Proceeds from shares issued to holders in reinvestment of distributions	—	—	—	—
Cost of shares redeemed	(93,110,210)	(198,549,705)	(31,699,652)	(163,293,268)

Net increase (decrease) in net assets resulting from capital share transactions	(14,366,874)	(1,183,527)	(4,052,455)	3,377,107

Total increase (decrease) in net assets	(5,887,054)	58,448,882	(4,163,150)	2,754,556

Net assets:
Beginning of year	103,049,638	44,600,756	5,962,241	3,207,685

End of year	$97,162,584	$103,049,638	$1,799,091	$5,962,241

Accumulated net investment loss, end of year/period	$(718,796)	$—	$(37,862)	$—

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  21

Statements of Changes in Net Assets

	Direxion Monthly
	Dollar Bear 2X Fund
	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010

Operations:
Net investment loss	$(44,438)	$(206,459)
Net realized gain (loss) on investments	(386,419)	1,014,884
Change in net unrealized appreciation (depreciation) on investments	532,150	(387,412)

Net increase in net assets resulting from operations	101,293	421,013

Distributions to shareholders
Net investment income	—	—
Net realized gains	—	—
Return of capital	—	—

Total distributions	—	—

Capital share transactions
Proceeds from shares sold	13,186,422	107,487,511
Proceeds from shares issued to holders in reinvestment of distributions	—	—
Cost of shares redeemed	(15,786,454)	(110,189,998)

Net decrease in net assets resulting from capital share transactions	(2,600,032)	(2,702,487)

Total decrease in net assets	(2,498,739)	(2,281,474)

Net assets:
Beginning of year/period	6,867,511	9,148,985

End of year/period	$4,368,772	$6,867,511

Accumulated net investment loss, end of year/period	$(44,438)	$—

The accompanying notes are an integral part of these financial statements.
22  DIREXION SEMI-ANNUAL REPORT

Financial Highlights
October 31, 2010

												RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,			Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[4]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return	(,000)	Expenses[3]	Expenses[3]	Recoupment[3]	Rate[5]

Direxion Monthly NASDAQ-100 Bull 2X Fund
Six months ended October 31, 2010 (Unaudited)	$67.85	$(0.54)	$6.23	$5.69	$—	$—	$—	$—	$73.54	8.39%[2]	$18,604	1.90%	1.90%	(1.77%)	0%
Year ended April 30, 2010	31.57	(0.88)	37.16	36.28	—	—	—	—	67.85	114.92%	27,517	1.95%	1.91%	(1.77%)	0%
Year ended April 30, 2009	112.07	(0.15)	(79.02)	(79.17)	—	(1.31)	(0.02)	(1.33)	31.57	(70.49%)	26,156	1.93%	1.81%	(0.38%)	83%
Year ended April 30, 2008	144.55	3.08	(15.54)	(12.46)	(7.07)	(12.95)	—	(20.02)	112.07	(11.69%)	21,530	2.35%	1.75%	2.22%	28%
May 1, 2006[1] to April 30, 2007	140.00	1.61	11.55	13.16	—	(8.61)	—	(8.61)	144.55	10.11%[2]	7,071	3.42%	1.75%	1.23%	920%[2]
Direxion Monthly NASDAQ-100 Bear 2X Fund
Six months ended October 31, 2010 (Unaudited)	18.73	(0.17)	(3.71)	(3.88)	(1.33)	—	—	(1.33)	13.52	(22.56%)[2]	3,387	1.90%	1.90%	(1.78%)	0%
Year ended April 30, 2010	58.25	(0.53)	(35.50)	(36.03)	—	—	(3.49)	(3.49)	18.73	(63.17%)	4,407	2.40%	1.91%	(1.76%)	0%
Year ended April 30, 2009	65.95	(0.45)	(1.35)	(1.80)	(5.90)	—	—	(5.90)	58.25	(7.08%)	6,573	2.23%	1.81%	(0.52%)	0%
Year ended April 30, 2008	79.70	1.50	(15.25)	(13.75)	—	—	—	—	65.95	(17.25%)	9,086	2.38%	1.75%	2.03%	0%
May 1, 2006[1] to April 30, 2007	100.00	3.00	(23.30)	(20.30)	—	—	—	—	79.70	(20.30%)[2]	8,159	3.23%	1.75%	3.03%	0%
Direxion Monthly S&P 500 Bull 2X Fund
Six months ended October 31, 2010 (Unaudited)	38.25	(0.30)	(0.64)	(0.94)	—	—	—	—	37.31	(2.46%)[2]	15,216	1.90%	1.90%	(1.78%)	0%
Year ended April 30, 2010	19.37	(0.44)	19.32	18.88	—	—	—	—	38.25	97.47%	16,857	1.93%	1.87%	(1.67%)	0%
Year ended April 30, 2009	90.05	(0.21)	(70.46)	(70.67)	—	—	(0.01)	(0.01)	19.37	(78.48%)	42,611	1.81%	1.85%	(0.95%)	578%
Year ended April 30, 2008	119.40	2.50	(31.00)	(28.50)	—	—	(0.85)	(0.85)	90.05	(23.97%)	19,608	2.46%	1.75%	2.35%	190%
May 1, 2006[1] to April 30, 2007	100.00	3.50	22.95	26.45	(3.65)	(3.40)	—	(7.05)	119.40	26.95%[2]	10,382	3.15%	1.75%	3.21%	0%
Direxion Monthly S&P Bear 2X Fund
Six months ended October 31, 2010 (Unaudited)	39.43	(0.39)	(3.47)	(3.86)	—	—	—	—	35.57	(9.79%)[2]	16,972	1.90%	1.90%	(1.78%)	0%
Year ended April 30, 2010	96.60	(0.95)	(56.22)	(57.17)	—	—	—	—	39.43	(59.18%)	10,168	1.98%	1.91%	(1.75%)	0%
Year ended April 30, 2009	80.25	(0.75)	22.65	21.90	(5.55)	—	—	(5.55)	96.60	25.39%	26,885	1.93%	1.80%	(0.66%)	195%
Year ended April 30, 2008	73.90	1.70	4.65	6.35	—	—	—	—	80.25	8.59%	8,996	2.44%	1.75%	2.10%	168%
May 1, 2006[1] to April 30, 2007	100.00	2.55	(26.25)	(23.70)	—	(2.40)	—	(2.40)	73.90	(23.87%)[2]	4,391	7.03%	1.75%	3.02%	0%
Direxion Monthly Latin America Bull 2X Fund
Six months ended October 31, 2010 (Unaudited)	55.20	(0.46)	8.86	8.40	—	—	—	—	63.60	15.22%[2]	97,163	1.90%	1.90%	(1.77%)	0%
Year ended April 30, 2010	23.45	(0.84)	32.59	31.75	—	—	—	—	55.20	135.39%	103,050	1.90%	1.91%	(1.83%)	0%
Year ended April 30, 2009	177.90	0.30	(151.98)	(151.68)	(0.32)	—	(2.45)	(2.77)	23.45	(85.09%)	44,601	1.82%	1.75%	0.41%	120%
Year ended April 30, 2008	120.80	0.90	86.60	87.50	(20.30)	(10.10)	—	(30.40)	177.90	79.77%	283,141	1.64%	1.67%	0.57%	521%
May 2, 2006[1] to April 30, 2007	100.00	2.10	27.45	29.55	(7.75)	(1.00)	—	(8.75)	120.80	30.83%[2]	46,167	2.26%	1.75%	2.07%	861%[2]
Direxion Monthly Dollar Bull 2X Fund
Six months ended October 31, 2010 (Unaudited)	29.84	(0.28)	(3.97)	(4.25)	—	—	—	—	25.59	(14.24%)[2]	1,799	1.90%	1.90%	(1.78%)	0%
Year ended April 30, 2010	36.75	(0.51)	(6.40)	(6.91)	—	—	—	—	29.84	(18.80%)	5,962	2.07%	1.90%	(1.79%)	0%
June 2, 2008[1] to April 30, 2009	30.00	(0.11)	8.62	8.51	—	(1.76)	—	(1.76)	36.75	27.87%[2]	3,208	2.49%	1.71%	(0.30%)	0%
Direxion Monthly Dollar Bear 2X Fund
Six months ended October 31, 2010 (Unaudited)	20.23	(0.18)	2.14	1.96	—	—	—	—	22.19	9.69%[2]	4,369	1.90%	1.90%	(1.78%)	0%
Year ended April 30, 2010	18.24	(0.39)	2.38	1.99	—	—	—	—	20.23	10.91%	6,868	1.96%	1.91%	(1.78%)	0%
Year ended April 30, 2009	27.35	(0.08)	(9.03)	(9.11)	—	—	—	—	18.24	(33.31%)	9,149	2.08%	1.80%	(0.31%)	0%
Year ended April 30, 2008	22.16	0.50	6.39	6.89	(0.26)	(1.44)	—	(1.70)	27.35	32.50%	22,979	1.95%	1.75%	1.99%	0%
June 12, 2006[1] to April 30, 2007	20.00	0.60	1.64	2.24	(0.05)	(0.03)	—	(0.08)	22.16	11.22%[2]	2,795	6.54%	1.75%	3.24%	0%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

DIREXION SEMI-ANNUAL REPORT  23

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2010 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 32 series of which 7 are included in this report: Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly NASDAQ-100® Bear 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Dollar Bull 2X Fund, and the Direxion Monthly Dollar Bear 2X Fund (each, a “Fund” and together, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 7 Funds included in this report offer only Investor Class of shares.

The Funds’ investment objectives are to seek monthly investment results, before fees and expenses, that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly NASDAQ-100 Bull 2X Fund		200%
Direxion Monthly NASDAQ-100 Bear 2X Fund	NASDAQ-100® Index	−200%

Direxion Monthly S&P 500 Bull 2X Fund		200%
Direxion Monthly S&P 500 Bear 2X Fund	S&P 500® Index	−200%

Direxion Monthly Latin America Bull 2X Fund	S&P® Latin America 40 Index	200%

Direxion Monthly Dollar Bull 2X Fund		200%
Direxion Monthly Dollar Bear 2X Fund	U.S. Dollar® Index	−200%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the

24  DIREXION SEMI-ANNUAL REPORT

judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at October 31, 2010.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser.

DIREXION SEMI-ANNUAL REPORT  25

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds held no securities sold short at October 31, 2010.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at October 31, 2010.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes. No provision for federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

26  DIREXION SEMI-ANNUAL REPORT

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended October 31, 2010 and year ended April 30, 2010, for the Direxion Monthly NASDAQ-100 Bear 2X Fund was as follows:

	Six Months Ended	Year Ended
	October 31, 2010	April 30,
	(Unaudited)	2010

Distributions paid from:
Ordinary Income	$327,795	$—
Long-Term Capital Gains	—	—
Return of Capital	—	601,004

Total Distributions paid	$327,795	$601,004

No other funds had distributions during the six months ended October 31, 2010 and the year ended April 30, 2010.

As of April 30, 2010, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	—

Other accumulated gain/(loss)	(16,759,457)	(14,372,909)	(2,625,426)	(26,371,644)

Total accumulated earnings/(loss)	$(16,759,457)	$(14,372,909)	$(2,625,426)	$(26,371,644)

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America	Dollar	Dollar
	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Net unrealized appreciation/(depreciation)	$—	$—	$—

Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—

Total distributable earnings	—	—	—

Other accumulated gain/(loss)	(165,670,800)	(1,296,568)	(4,638,078)

Total accumulated earnings/(loss)	$(165,670,800)	$(1,296,568)	$(4,638,078)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

DIREXION SEMI-ANNUAL REPORT  27

The cost basis of investments for federal tax purposes as of October 31, 2010 was follows:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Tax cost of investments	$18,401,946	$4,253,453	$15,324,731	$18,302,833
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America	Dollar	Dollar
	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Tax cost of investments	$95,816,423	$1,669,135	$4,359,506
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1 and the end of their fiscal year, April 30, 2010.

At April 30, 2010, the Direxion Monthly Dollar Bear 2X Fund deferred, on a tax basis, post-October losses of $1,466,095.

At April 30, 2010 the following funds had capital loss carryforwards on a tax basis of:

	Expires
	4/30/2016	4/30/2017	4/30/2018	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	—	15,252,838	—	15,252,838
Direxion Monthly NASDAQ-100 Bear 2X Fund	—	—	10,340,943	10,340,943
Direxion Monthly S&P 500 Bull 2X Fund	—	1,891,975	—	1,891,975
Direxion Monthly S&P 500 Bear 2X Fund	—	—	18,781,801	18,781,801
Direxion Monthly Latin America Bull 2X Fund	—	157,284,309	—	157,284,309
Direxion Monthly Dollar Bull 2X Fund	—	—	1,296,568	1,296,568
Direxion Monthly Dollar Bear 2X Fund	—	3,171,983	—	3,171,983

Capital Loss Utilized:	4/30/2010
Direxion Monthly NASDAQ-100 Bull 2X Fund	17,687,458
Direxion Monthly S&P 500 Bull 2X Fund	10,199,908
Direxion Monthly Latin America Bull 2X Fund	67,643,317
Direxion Monthly Dollar Bear 2X Fund	2,093,895

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2010, open Federal and state income tax years include the tax years ended April 30, 2008, April 30, 2009 and April 30, 2010. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

28  DIREXION SEMI-ANNUAL REPORT

l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the six months ended October 31, 2010 and year ended April 30, 2010 were as follows:

	Direxion Monthly		Direxion Monthly
	NASDAQ-100 Bull 2X Fund		NASDAQ-100 Bear 2X Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2010	April 30,	October 31, 2010	April 30,
	(Unaudited)	2010	(Unaudited)	2010

Shares sold	574,552	3,299,780	1,235,828	3,697,152
Shares issued in reinvestment of distributions	—	—	16,659	25,205
Shares redeemed	(727,093)	(3,722,639)	(1,237,231)	(3,599,868)

Total net increase (decrease) from capital share transactions	(152,541)	(422,859)	15,256	122,489

	Direxion Monthly		Direxion Monthly
	S&P 500 Bull 2X Fund		S&P 500 Bear 2X Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2010	April 30,	October 31, 2010	April 30,
	(Unaudited)	2010	(Unaudited)	2010

Shares sold	3,817,750	9,156,605	5,209,807	4,980,030
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(3,850,574)	(10,915,226)	(4,990,507)	(5,000,498)

Total net increase (decrease) from capital share transactions	(32,824)	(1,758,621)	219,300	(20,468)

	Direxion Monthly		Direxion Monthly
	Latin American Bull 2X Fund		Dollar Bull 2X Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2010	April 30,	October 31, 2010	April 30,
	(Unaudited)	2010	(Unaudited)	2010

Shares sold	1,509,127	4,351,793	903,857	5,630,953
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(1,848,124)	(4,387,393)	(1,033,324)	(5,518,459)

Total net increase (decrease) from capital share transactions	(338,997)	(35,600)	(129,467)	112,494

	Direxion Monthly
	Dollar Bear 2X Fund
	Six Months Ended	Year Ended
	October 31, 2010	April 30,
	(Unaudited)	2010

Shares sold	678,822	5,051,644
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(821,471)	(5,213,722)

Total net increase (decrease) from capital share transactions	(142,649)	(162,078)

DIREXION SEMI-ANNUAL REPORT  29

4.	INVESTMENT TRANSACTIONS

During the six months ended October 31, 2010, the Funds had no purchases and sales of investments (excluding short-term investments and swaps and futures contracts). Additionally, there were no purchases or sales of long-term U.S. government securities during the six months ended October 31, 2010.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee of 0.75%, computed daily and payable monthly, as applied to each Fund’s average daily net assets.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee of 0.65%, calculated on an annualized basis on the average net assets of each Fund.

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Funds currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees: The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

6.	VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities,

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s net assets as of October 31, 2010:

	Direxion Monthly NASDAQ-100 Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$18,401,946	$—	$—	$18,401,946
Other Financial Instruments*	$—	$177,332	$—	$177,332

30  DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly NASDAQ-100 Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$4,253,453	$—	$—	$4,253,453
Other Financial Instruments*	$—	$(472,831)	$—	$(472,831)

	Direxion Monthly S&P 500 Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$15,324,731	$—	$—	$15,324,731
Other Financial Instruments*	$—	$137,431	$—	$137,431

	Direxion Monthly S&P 500 Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$18,302,833	$—	$—	$18,302,833
Other Financial Instruments*	$—	$(1,100,436)	$—	$(1,100,436)

	Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$95,816,423	$—	$—	$95,816,423
Other Financial Instruments*	$—	$(1,508,641)	$—	$(1,508,641)

	Direxion Monthly Dollar Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$1,669,135	$—	$—	$1,669,135
Other Financial Instruments*	$(87,244)	$—	$—	$(87,244)

	Direxion Monthly Dollar Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$4,359,506	$—	$—	$4,359,506
Other Financial Instruments*	$321,560	$—	$—	$321,560

For further details on each asset class, see Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the six months ended October 31, 2010.

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2010 the Funds were invested in futures and equity swap contracts.

At October 31, 2010, the fair value of derivatives instruments were as follows:

Asset derivatives[1]

		Foreign exchange risk	Equity risk	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	Swap contracts	$—	$177,332	$177,332

	Total	$—	$177,332	$177,332

DIREXION SEMI-ANNUAL REPORT  31

Asset derivatives[1]

		Foreign exchange risk	Equity risk	Total

Direxion Monthly S&P 500 Bull 2X Fund	Swap contracts	$—	$137,431	$137,431

	Total	$—	$137,431	$137,431

Direction Monthly Latin America Bull 2X Fund	Swap contracts	$—	$33,901	$33,901

	Total	$—	$33,901	$33,901

Direxion Monthly Dollar Bear 2X Fund	Futures contracts*	$321,560	$—	$321,560

	Total	$321,560	$—	$321,560

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps and variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Liability derivatives[1]

		Foreign exchange risk	Equity risk	Total

Direxion Monthly NASDAQ-100 Bear 2X Fund	Swap contracts	$—	$472,831	$472,831

	Total	$—	$472,831	$472,831

Direxion Monthly S&P 500 Bear 2X Fund	Swap contracts	$—	$1,100,436	$1,100,436

	Total	$—	$1,100,436	$1,100,436

Direxion Monthly Latin America Bull 2X Fund	Swap contracts	$—	$1,542,542	$1,542,542

	Total	$—	$1,542,542	$1,542,542

Direxion Monthly Dollar Bull 2X Fund	Futures contracts*	$87,244	$—	$87,244

	Total	$87,244	$—	$87,244

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps and variation margin payable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended October 31, 2010, were as follows:

		Foreign exchange risk	Equity risk	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$(1,871,828)	$(1,871,828)

	Total realized gain (loss)	$—	$(1,871,828)	$(1,871,828)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$1,656,894	$1,656,894

	Total change in unrealized appreciation (depreciation)	$—	$1,656,894	$1,656,894

Direxion Monthly NASDAQ-100 Bear 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$(1,073,753)	$(1,073,753)

	Total realized gain (loss)	$—	$(1,073,753)	$(1,073,753)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(165,876)	$(165,876)

	Total change in unrealized appreciation (depreciation)	$—	$(165,876)	$(165,876)

Direxion Monthly S&P 500 Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$(462,083)	$(462,083)

	Total realized gain (loss)	$—	$(462,083)	$(462,083)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$788,328	$788,328

	Total change in unrealized appreciation (depreciation)	$—	$788,328	$788,328

32  DIREXION SEMI-ANNUAL REPORT

		Foreign exchange risk	Equity risk	Total

Direxion Monthly S&P 500 Bear 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$(8,034,411)	$(8,034,411)

	Total realized gain (loss)	$—	$(8,034,411)	$(8,034,411)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$227,807	$227,807

	Total change in unrealized appreciation (depreciation)	$—	$227,807	$227,807

Direxion Monthly Latin America Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$4,773,926	$4,773,926

	Total realized gain (loss)	$—	$4,773,926	$4,773,926

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$4,424,690	$4,424,690

	Total change in unrealized appreciation (depreciation)	$—	$4,424,690	$4,424,690

Direxion Monthly Dollar Bull 2X Fund	Realized gain (loss)[1]
	Futures contracts	$38,774	$—	$38,774

	Total realized gain (loss)	$38,774	$—	$38,774

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$(111,607)	$—	$(111,607)

	Total change in unrealized appreciation (depreciation)	$(111,607)	$—	$(111,607)

Direxion Monthly Dollar Bear 2X Fund	Realized gain (loss)[1]
	Futures contracts	$(386,419)	$—	$(386,419)

	Total realized gain (loss)	$(386,419)	$—	$(386,419)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$532,150	$—	$532,150

	Total change in unrealized appreciation (depreciation)	$532,150	$—	$532,150

[1]	Statement of Operations location: Net realized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

For the six months ended October 31, 2010, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long	Short	Long Equity	Short Equity
	Futures Contracts	Futures Contracts	Swaps Contracts	Swaps Contracts

Direxion Monthly NASDAQ-100 Bull 2X Fund	$—	$—	$43,027,948	$—
Direxion Monthly NASDAQ-100 Bear 2X Fund	—	—	—	8,085,048
Direxion Monthly S&P 500 Bull 2X Fund	—	—	32,647,230	—
Direxion Monthly S&P 500 Bear 2X Fund	—	—	—	38,008,870
Direxion Monthly Latin America Bull 2X Fund	—	—	194,426,752	—
Direxion Monthly Dollar Bull 2X Fund	7,094,197	—	—	—
Direxion Monthly Dollar Bear 2X Fund	—	10,951,812	—	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 200% (or -200%) calendar month performance of their respective index.

8.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update required additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and

DIREXION SEMI-ANNUAL REPORT  33

Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases and sales on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of the accounting standard in their financial statements.

9.	SUBSEQUENT EVENTS

The Funds have adopted authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

34  DIREXION SEMI-ANNUAL REPORT

Additional Information
(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your requests. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT  35

Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board considered at its August 18, 2010 Board meeting in renewing the Advisory Agreement (“Agreement”) between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly NASDAQ-100® Bear 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Dollar Bull 2X Fund and Direxion Monthly Dollar Bear 2X Fund, each a series of the Trust (each a “Fund” and collectively, the “Funds”). The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of the Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreement for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund; (3) the profitability of the advisory business to Rafferty; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with any other clients (such as pension funds and other institutional investors); and (7) other benefits derived or anticipated to be derived by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing the Funds. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds.  The Board considered quarterly reports throughout the year related to the performance of the Funds. In addition, the Board evaluated the performance of the Funds relative to: (1) performance models for the year-to-date period ended June 30, 2010; and (2) market indices for the year-to-date period ended June 30, 2010. The Board considered Rafferty’s explanation that the Funds’ performance is more appropriately compared to the models rather than to the market indices. The Board also considered Rafferty’s explanation that the Funds are difficult to categorize with other Lipper peer group funds because the Funds seek daily investment results that are leveraged and the Lipper peer group funds generally do not.

The Board noted Rafferty’s explanation that the performance of a Fund and its model typically will differ materially from the performance of the Fund’s benchmark index because the benchmark index’s performance does not reflect the effects of a leveraged investment strategy. In addition, the Board noted Rafferty’s representation that the underperforming Funds generally underperformed their models due to a combination of factors, most notably: (1) that a Fund’s performance will be adversely affected by fund expenses and cash flows into and out of the Fund, which are not factors that impact the performance of the Funds’ models and benchmark indices; (2) tracking differences between the futures contracts held by certain of the Funds and the securities included in their benchmark indices; and (3) daily price deviations between the time when Rafferty rebalanced the Funds’ portfolios and the close of the markets. The Board noted that the Funds’ models are not affected by these daily deviations. The Board also noted the challenging nature of the markets for the calendar years 2008 and 2009.

With respect to the NASDAQ-100 Bull 2X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2010.

With respect to the NASDAQ-100 Bear 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Fund underperformed its model was less than the Fund’s annualized expense ratio.

36  DIREXION SEMI-ANNUAL REPORT

With respect to the S&P 500 Bull 2X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2010.

With respect to the S&P 500 Bear 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Latin America Bull 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Dollar Bull 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Dollar Bear 2X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2010.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also considered advisory fees charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fees for each of the Funds is similar to and, in some cases lower than, the advisory fees for the comparable fund groups. The Board also considered that the total expense ratios for the Funds are generally higher than comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account in part for their lower total expense ratios. The Board also considered the fees that Rafferty charges for the services that it provides to a pooled trading vehicle for domestic hedge funds.

The Board considered that Rafferty contractually agreed to limit the total expenses for the most recent and upcoming fiscal years for each Fund via fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreement were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

DIREXION SEMI-ANNUAL REPORT  37

Direxion Funds
TRUSTEES AND OFFICERS

The Trustees of the Trust are identified in the tables below, which provide information regarding their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of December 31, 2009. Each of the non-interested Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Shares ETF Trust, the other registered investment companies in the Direxion mutual fund complex. In addition, Mr. Rafferty serves on the Board of the Direxion Funds. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees

# of Portfolios
	Position(s)	Term of Office		in Direxion Fund Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Lawrence C. Rafferty(1)
Age: 68	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	135	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
	Position(s)	Term of Office		in Direxion Fund Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel J. Byrne
Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	135	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III
Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	135	None

John Weisser
Age: 69	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	135	Director, MainStay VP Fund Series (20 Funds), The MainStay Funds (14 Funds), The MainStay Funds Trust (4 Funds); Director ICAP Funds, Inc (4 Funds); Director, Eclipse Funds, Inc. (21 Funds), Eclipse Funds (2 Funds)

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

38  DIREXION SEMI-ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

# of Portfolios in the Direxion Family
	Position(s)	Term of Office		of Investment	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Companies Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel D. O’Neill(1)
Age: 42	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	102	None

William Franca
Age: 54	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Christopher Lewis
Age: 40	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009-present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 777 East Wisconsin Avenue Milwaukee, WI 53202
Age: 37	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Eric W. Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202
Age: 38	Secretary	One Year; Since 2004	Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since September 2007; Chief Financial Officer, USBFS, since April 2006; Vice President, USBFS, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

DIREXION SEMI-ANNUAL REPORT  39

THIS PAGE INTENTIONALLY LEFT BLANK

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the semi-annual report.

SEMI-ANNUAL REPORT OCTOBER 31, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Advisor
Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr. Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Direxion Funds

By (Signature and Title	/s/ Daniel D. O’Neill
Daniel D. O’Neill, President
Date 1/6/2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill
Daniel D. O’Neill, President
Date 1/6/2011

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer
Date 1/6/2011

*	Print the name and title of each signing officer under his or her signature.